Note 28 - Stock-based Compensation - Measurement of RSU and Stock Option Costs Schedule (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Stock-based compensation expense	$ 11,172	$ 46,990
Stock-based compensation	13,154	64,330
Share-based payment expense, property, plant and equipment [member]
Statement Line Items [Line Items]
Stock-based compensation	0	919
Share-based payment expense, deferred exploration and evaluation expenditure [member]
Statement Line Items [Line Items]
Stock-based compensation	1,743	16,421
Share-based payment expense, other [member]
Statement Line Items [Line Items]
Stock-based compensation	$ 239	$ 0